NET EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Disclosure of earnings per share [Table text block]
Year ended December 31,
	2020		2019
	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company	Weighted number of shares (in thousands)	Net loss attributable to equity holders of the Company

For the computation of basic net earnings	38,565	$(28,698)	31,978	$(7,292)

Effect of potential dilutive Ordinary shares	—	—	—	—

For the computation of diluted net earnings	38,565	$(28,698)	31,978	$(7,292)